Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 26, 2024	May 28, 2023	May 29, 2022	May 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)		GAAP Net Income ($mil.)	Adjusted EBITDA
Year(1)					Lamb Weston Total Shareholder Return	Peer Group Total Shareholder Return(5)		including unconsolidated joint ventures ($mil.)(6)
FY2024	$7,037,026	$(5,774,697)	$2,739,197	$1,046,363	$157	$124	$726	$1,417
FY2023	$20,352,276	$40,007,566	$5,456,807	$9,221,443	$190	$137	$1,009	$1,249
FY2022	$7,858,113	$4,612,617	$1,984,243	$1,404,350	$116	$124	$201	$742
FY2021	$6,407,381	$10,872,178	$1,901,071	$2,841,274	$139	$119	$318	$748

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Thomas P. Werner has served as the PEO for the entirety of fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
•FY2024: Bernadette M. Madarieta, Michael J. Smith, Sukshma A. Rajagopalan and Marc J.P.H. Schroeder
•FY2023: Bernadette M. Madarieta, Michael J. Smith, Sharon L. Miller and Steven J. Younes
•FY2022: Bernadette M. Madarieta, Michael J. Smith, Sharon L. Miller, Eryk J. Spytek and Robert M. McNutt
•FY 2021: Robert M. McNutt, Michael J. Smith, Sharon L. Miller and Eryk J. Spytek

Peer Group Issuers, Footnote	“Peer Group” represents the S&P 500 Packaged Foods Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 7,037,026	$ 20,352,276	$ 7,858,113	$ 6,407,381
PEO Actually Paid Compensation Amount	$ (5,774,697)	40,007,566	4,612,617	10,872,178
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent “compensation actually paid” after the applicable adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEO, Mr. Werner, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2024
	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$7,037,026	$2,739,197
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$1,249	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$5,558,678	$1,665,296
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$5,088,498	$1,475,573
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(11,421,706)	$(1,417,145)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$(918,588)	$(85,966)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0
Compensation Actually Paid	$(5,774,697)	$1,046,363
	In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Non-PEO NEO Average Total Compensation Amount	$ 2,739,197	5,456,807	1,984,243	1,901,071
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,046,363	9,221,443	1,404,350	2,841,274
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in these columns represent “compensation actually paid” after the applicable adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEO, Mr. Werner, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2024
	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$7,037,026	$2,739,197
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$1,249	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$5,558,678	$1,665,296
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$5,088,498	$1,475,573
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(11,421,706)	$(1,417,145)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$(918,588)	$(85,966)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0
Compensation Actually Paid	$(5,774,697)	$1,046,363
	In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Compensation Actually Paid vs. Total Shareholder Return	The graph below illustrates the relationship between our TSR and the Peer Group TSR over the four fiscal years ending May 26, 2024 based on a hypothetical investment of $100 on May 31, 2020, as well as the relationship between TSR and CAP for the PEO and Non-PEO NEOs.

Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between the PEO CAP and Average Non-PEO NEOs CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between the PEO CAP and Average Non-PEO NEOs CAP and the Company’s Adjusted EBITDA including unconsolidated joint ventures.
Tabular List, Table	Adjusted EBITDA •Net Sales •Relative Shareholder Return
Total Shareholder Return Amount	$ 157	190	116	139
Peer Group Total Shareholder Return Amount	124	137	124	119
Net Income (Loss)	$ 726,000,000	$ 1,009,000,000	$ 201,000,000	$ 318,000,000
Company Selected Measure Amount	1,417,000,000	1,249,000,000	742,000,000	748,000,000
PEO Name	Thomas P. Werner
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEO, Mr. Werner, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year. Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on May 31, 2020 and ending on each of our 2021, 2022, 2023 and 2024 fiscal year ends, respectively, calculated in accordance with Item 201(e) of Regulation S-K. It represents the cumulative TSR as of each date, based on a deemed fixed investment of $100 at market close on May 31, 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the Company-selected measure. Values shown reflect Adjusted EBITDA as calculated for purposes of our executive compensation program for the applicable reporting fiscal year (a non-GAAP financial measure). See Appendix B in this Proxy Statement for a reconciliation to net income.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,249)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,558,678)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,088,498
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,421,706)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(918,588)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,665,296)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,475,573
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,417,145)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,966)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0